Shareholder Report, Holdings (Details)	Jan. 31, 2025
PGIM Jennison Diversified Growth Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Diversified Growth Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PGIM Jennison Diversified Growth Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
PGIM Jennison Diversified Growth Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Jennison Diversified Growth Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison Diversified Growth Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Diversified Growth Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Diversified Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Diversified Growth Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Diversified Growth Fund - Class A | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Diversified Growth Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Diversified Growth Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Diversified Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Diversified Growth Fund - Class A | Affiliated Mutual Fund Short Term Investment 1 2 Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Diversified Growth Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Diversified Growth Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Diversified Growth Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Diversified Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Diversified Growth Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Diversified Growth Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Diversified Growth Fund - Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Diversified Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Diversified Growth Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Diversified Growth Fund - Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Diversified Growth Fund - Class A | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund - Class A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
PGIM Jennison Diversified Growth Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
PGIM Jennison Diversified Growth Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
PGIM Jennison Diversified Growth Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Diversified Growth Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PGIM Jennison Diversified Growth Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
PGIM Jennison Diversified Growth Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Jennison Diversified Growth Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison Diversified Growth Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Diversified Growth Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Diversified Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Diversified Growth Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Diversified Growth Fund - Class C | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Diversified Growth Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Diversified Growth Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Diversified Growth Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Diversified Growth Fund - Class C | Affiliated Mutual Fund Short Term Investment 1 2 Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Diversified Growth Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Diversified Growth Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Diversified Growth Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Diversified Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Diversified Growth Fund - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Diversified Growth Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Diversified Growth Fund - Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Diversified Growth Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Diversified Growth Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Diversified Growth Fund - Class C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Diversified Growth Fund - Class C | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund - Class C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
PGIM Jennison Diversified Growth Fund - Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
PGIM Jennison Diversified Growth Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
PGIM Jennison Diversified Growth Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Diversified Growth Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PGIM Jennison Diversified Growth Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
PGIM Jennison Diversified Growth Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Jennison Diversified Growth Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison Diversified Growth Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Diversified Growth Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Diversified Growth Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Diversified Growth Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Diversified Growth Fund - Class Z | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Diversified Growth Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Diversified Growth Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Diversified Growth Fund - Class Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Diversified Growth Fund - Class Z | Affiliated Mutual Fund Short Term Investment 1 2 Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Diversified Growth Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Diversified Growth Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Diversified Growth Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Diversified Growth Fund - Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Diversified Growth Fund - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Diversified Growth Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Diversified Growth Fund - Class Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Diversified Growth Fund - Class Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Diversified Growth Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Diversified Growth Fund - Class Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Diversified Growth Fund - Class Z | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund - Class Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund - Class Z | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
PGIM Jennison Diversified Growth Fund - Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
PGIM Jennison Diversified Growth Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
PGIM Jennison Diversified Growth Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Diversified Growth Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PGIM Jennison Diversified Growth Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
PGIM Jennison Diversified Growth Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Jennison Diversified Growth Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison Diversified Growth Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Diversified Growth Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Diversified Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Diversified Growth Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Diversified Growth Fund - Class R6 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Diversified Growth Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Diversified Growth Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Diversified Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Diversified Growth Fund - Class R6 | Affiliated Mutual Fund Short Term Investment 1 2 Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Diversified Growth Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Diversified Growth Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Diversified Growth Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Diversified Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Diversified Growth Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Diversified Growth Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Diversified Growth Fund - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Diversified Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Diversified Growth Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Diversified Growth Fund - Class R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Diversified Growth Fund - Class R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund - Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
PGIM Jennison Diversified Growth Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
PGIM Jennison Diversified Growth Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
PGIM Jennison Rising Dividend Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Rising Dividend Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Rising Dividend Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Rising Dividend Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Rising Dividend Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Rising Dividend Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Jennison Rising Dividend Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Rising Dividend Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Rising Dividend Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Rising Dividend Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Rising Dividend Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Rising Dividend Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Rising Dividend Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Rising Dividend Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Rising Dividend Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Rising Dividend Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Rising Dividend Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Rising Dividend Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM Jennison Rising Dividend Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM Jennison Rising Dividend Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
PGIM Jennison Rising Dividend Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Jennison Rising Dividend Fund - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Rising Dividend Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Rising Dividend Fund - Class A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Rising Dividend Fund - Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Rising Dividend Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Rising Dividend Fund - Class A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Rising Dividend Fund - Class A | Affiliated Mutual Fund Short Term Investment 09 Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Rising Dividend Fund - Class A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Rising Dividend Fund - Class A | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Rising Dividend Fund - Class A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Rising Dividend Fund - Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Rising Dividend Fund - Class A | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Rising Dividend Fund - Class A | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Rising Dividend Fund - Class A | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Rising Dividend Fund - Class A | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Rising Dividend Fund - Class A | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Rising Dividend Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Rising Dividend Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Rising Dividend Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Rising Dividend Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Rising Dividend Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Rising Dividend Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Jennison Rising Dividend Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Rising Dividend Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Rising Dividend Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Rising Dividend Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Rising Dividend Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Rising Dividend Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Rising Dividend Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Rising Dividend Fund - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Rising Dividend Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Rising Dividend Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Rising Dividend Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Rising Dividend Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM Jennison Rising Dividend Fund - Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM Jennison Rising Dividend Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
PGIM Jennison Rising Dividend Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Jennison Rising Dividend Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Rising Dividend Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Rising Dividend Fund - Class C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Rising Dividend Fund - Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Rising Dividend Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Rising Dividend Fund - Class C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Rising Dividend Fund - Class C | Affiliated Mutual Fund Short Term Investment 09 Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Rising Dividend Fund - Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Rising Dividend Fund - Class C | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Rising Dividend Fund - Class C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Rising Dividend Fund - Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Rising Dividend Fund - Class C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Rising Dividend Fund - Class C | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Rising Dividend Fund - Class C | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Rising Dividend Fund - Class C | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Rising Dividend Fund - Class C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Rising Dividend Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Rising Dividend Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Rising Dividend Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Rising Dividend Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Rising Dividend Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Rising Dividend Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Jennison Rising Dividend Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Rising Dividend Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Rising Dividend Fund - Class Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Rising Dividend Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Rising Dividend Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Rising Dividend Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Rising Dividend Fund - Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Rising Dividend Fund - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Rising Dividend Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Rising Dividend Fund - Class Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Rising Dividend Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Rising Dividend Fund - Class Z | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM Jennison Rising Dividend Fund - Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM Jennison Rising Dividend Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
PGIM Jennison Rising Dividend Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Jennison Rising Dividend Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Rising Dividend Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Rising Dividend Fund - Class Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Rising Dividend Fund - Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Rising Dividend Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Rising Dividend Fund - Class Z | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Rising Dividend Fund - Class Z | Affiliated Mutual Fund Short Term Investment 09 Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Rising Dividend Fund - Class Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Rising Dividend Fund - Class Z | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Rising Dividend Fund - Class Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Rising Dividend Fund - Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Rising Dividend Fund - Class Z | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Rising Dividend Fund - Class Z | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Rising Dividend Fund - Class Z | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Rising Dividend Fund - Class Z | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Rising Dividend Fund - Class Z | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Rising Dividend Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Rising Dividend Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Rising Dividend Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Rising Dividend Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Rising Dividend Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Rising Dividend Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Jennison Rising Dividend Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Rising Dividend Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Rising Dividend Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Rising Dividend Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Rising Dividend Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Rising Dividend Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Rising Dividend Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Rising Dividend Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Rising Dividend Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Rising Dividend Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Rising Dividend Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Rising Dividend Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM Jennison Rising Dividend Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM Jennison Rising Dividend Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
PGIM Jennison Rising Dividend Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Jennison Rising Dividend Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Rising Dividend Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Rising Dividend Fund - Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Rising Dividend Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Rising Dividend Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Rising Dividend Fund - Class R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Rising Dividend Fund - Class R6 | Affiliated Mutual Fund Short Term Investment 09 Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Rising Dividend Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Rising Dividend Fund - Class R6 | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Rising Dividend Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Rising Dividend Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Rising Dividend Fund - Class R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Rising Dividend Fund - Class R6 | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Rising Dividend Fund - Class R6 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Rising Dividend Fund - Class R6 | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Rising Dividend Fund - Class R6 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Target Date Income Fund Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date Income Fund Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
PGIM Target Date Income Fund Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
PGIM Target Date Income Fund Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Target Date Income Fund Class R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM Target Date Income Fund Class R1 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date Income Fund Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date Income Fund Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date Income Fund Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
PGIM Target Date Income Fund Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
PGIM Target Date Income Fund Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Target Date Income Fund Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM Target Date Income Fund Class R2 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date Income Fund Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date Income Fund Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date Income Fund Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
PGIM Target Date Income Fund Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
PGIM Target Date Income Fund Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Target Date Income Fund Class R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM Target Date Income Fund Class R3 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date Income Fund Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date Income Fund Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date Income Fund Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
PGIM Target Date Income Fund Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
PGIM Target Date Income Fund Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Target Date Income Fund Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM Target Date Income Fund Class R4 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date Income Fund Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date Income Fund Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date Income Fund Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
PGIM Target Date Income Fund Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
PGIM Target Date Income Fund Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Target Date Income Fund Class R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM Target Date Income Fund Class R5 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date Income Fund Class R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date Income Fund Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date Income Fund Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
PGIM Target Date Income Fund Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
PGIM Target Date Income Fund Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Target Date Income Fund Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM Target Date Income Fund Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date Income Fund Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date 2020 Fund Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2020 Fund Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
PGIM Target Date 2020 Fund Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
PGIM Target Date 2020 Fund Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM Target Date 2020 Fund Class R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Target Date 2020 Fund Class R1 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Target Date 2020 Fund Class R1 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2020 Fund Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2020 Fund Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
PGIM Target Date 2020 Fund Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
PGIM Target Date 2020 Fund Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM Target Date 2020 Fund Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Target Date 2020 Fund Class R2 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Target Date 2020 Fund Class R2 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2020 Fund Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2020 Fund Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
PGIM Target Date 2020 Fund Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
PGIM Target Date 2020 Fund Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM Target Date 2020 Fund Class R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Target Date 2020 Fund Class R3 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Target Date 2020 Fund Class R3 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2020 Fund Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2020 Fund Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
PGIM Target Date 2020 Fund Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
PGIM Target Date 2020 Fund Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM Target Date 2020 Fund Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Target Date 2020 Fund Class R4 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Target Date 2020 Fund Class R4 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2020 Fund Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2020 Fund Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
PGIM Target Date 2020 Fund Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
PGIM Target Date 2020 Fund Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM Target Date 2020 Fund Class R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Target Date 2020 Fund Class R5 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Target Date 2020 Fund Class R5 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2020 Fund Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2020 Fund Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
PGIM Target Date 2020 Fund Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
PGIM Target Date 2020 Fund Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM Target Date 2020 Fund Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Target Date 2020 Fund Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Target Date 2020 Fund Class R6 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2025 Fund Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2025 Fund Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
PGIM Target Date 2025 Fund Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
PGIM Target Date 2025 Fund Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
PGIM Target Date 2025 Fund Class R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Target Date 2025 Fund Class R1 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Target Date 2025 Fund Class R1 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2025 Fund Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2025 Fund Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
PGIM Target Date 2025 Fund Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
PGIM Target Date 2025 Fund Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
PGIM Target Date 2025 Fund Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Target Date 2025 Fund Class R2 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Target Date 2025 Fund Class R2 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2025 Fund Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2025 Fund Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
PGIM Target Date 2025 Fund Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
PGIM Target Date 2025 Fund Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
PGIM Target Date 2025 Fund Class R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Target Date 2025 Fund Class R3 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Target Date 2025 Fund Class R3 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2025 Fund Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2025 Fund Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
PGIM Target Date 2025 Fund Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
PGIM Target Date 2025 Fund Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
PGIM Target Date 2025 Fund Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Target Date 2025 Fund Class R4 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Target Date 2025 Fund Class R4 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2025 Fund Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2025 Fund Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
PGIM Target Date 2025 Fund Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
PGIM Target Date 2025 Fund Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
PGIM Target Date 2025 Fund Class R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Target Date 2025 Fund Class R5 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Target Date 2025 Fund Class R5 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2025 Fund Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2025 Fund Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
PGIM Target Date 2025 Fund Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
PGIM Target Date 2025 Fund Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
PGIM Target Date 2025 Fund Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Target Date 2025 Fund Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Target Date 2025 Fund Class R6 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2030 Fund - Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2030 Fund - Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
PGIM Target Date 2030 Fund - Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
PGIM Target Date 2030 Fund - Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM Target Date 2030 Fund - Class R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Target Date 2030 Fund - Class R1 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2030 Fund - Class R1 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2030 Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2030 Fund - Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
PGIM Target Date 2030 Fund - Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
PGIM Target Date 2030 Fund - Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM Target Date 2030 Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Target Date 2030 Fund - Class R2 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2030 Fund - Class R2 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2030 Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2030 Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
PGIM Target Date 2030 Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
PGIM Target Date 2030 Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM Target Date 2030 Fund - Class R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Target Date 2030 Fund - Class R3 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2030 Fund - Class R3 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2030 Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2030 Fund - Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
PGIM Target Date 2030 Fund - Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
PGIM Target Date 2030 Fund - Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM Target Date 2030 Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Target Date 2030 Fund - Class R4 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2030 Fund - Class R4 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2030 Fund - Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2030 Fund - Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
PGIM Target Date 2030 Fund - Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
PGIM Target Date 2030 Fund - Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM Target Date 2030 Fund - Class R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Target Date 2030 Fund - Class R5 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2030 Fund - Class R5 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2030 Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2030 Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
PGIM Target Date 2030 Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
PGIM Target Date 2030 Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM Target Date 2030 Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Target Date 2030 Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2030 Fund - Class R6 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2035 Fund - Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2035 Fund - Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
PGIM Target Date 2035 Fund - Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
PGIM Target Date 2035 Fund - Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM Target Date 2035 Fund - Class R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Target Date 2035 Fund - Class R1 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Target Date 2035 Fund - Class R1 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2035 Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2035 Fund - Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
PGIM Target Date 2035 Fund - Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
PGIM Target Date 2035 Fund - Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM Target Date 2035 Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Target Date 2035 Fund - Class R2 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Target Date 2035 Fund - Class R2 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2035 Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2035 Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
PGIM Target Date 2035 Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
PGIM Target Date 2035 Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM Target Date 2035 Fund - Class R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Target Date 2035 Fund - Class R3 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Target Date 2035 Fund - Class R3 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2035 Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2035 Fund - Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
PGIM Target Date 2035 Fund - Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
PGIM Target Date 2035 Fund - Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM Target Date 2035 Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Target Date 2035 Fund - Class R4 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Target Date 2035 Fund - Class R4 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2035 Fund - Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2035 Fund - Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
PGIM Target Date 2035 Fund - Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
PGIM Target Date 2035 Fund - Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM Target Date 2035 Fund - Class R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Target Date 2035 Fund - Class R5 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Target Date 2035 Fund - Class R5 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2035 Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2035 Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
PGIM Target Date 2035 Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
PGIM Target Date 2035 Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM Target Date 2035 Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Target Date 2035 Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Target Date 2035 Fund - Class R6 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2040 Fund - Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund - Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
PGIM Target Date 2040 Fund - Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
PGIM Target Date 2040 Fund - Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM Target Date 2040 Fund - Class R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Target Date 2040 Fund - Class R1 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund - Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2040 Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund - Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
PGIM Target Date 2040 Fund - Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
PGIM Target Date 2040 Fund - Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM Target Date 2040 Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Target Date 2040 Fund - Class R2 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2040 Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
PGIM Target Date 2040 Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
PGIM Target Date 2040 Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM Target Date 2040 Fund - Class R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Target Date 2040 Fund - Class R3 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund - Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2040 Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund - Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
PGIM Target Date 2040 Fund - Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
PGIM Target Date 2040 Fund - Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM Target Date 2040 Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Target Date 2040 Fund - Class R4 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2040 Fund - Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund - Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
PGIM Target Date 2040 Fund - Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
PGIM Target Date 2040 Fund - Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM Target Date 2040 Fund - Class R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Target Date 2040 Fund - Class R5 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund - Class R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2040 Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
PGIM Target Date 2040 Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
PGIM Target Date 2040 Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM Target Date 2040 Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Target Date 2040 Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2045 Fund - Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2045 Fund - Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM Target Date 2045 Fund - Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
PGIM Target Date 2045 Fund - Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
PGIM Target Date 2045 Fund - Class R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2045 Fund - Class R1 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2045 Fund - Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2045 Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2045 Fund - Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM Target Date 2045 Fund - Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
PGIM Target Date 2045 Fund - Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
PGIM Target Date 2045 Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2045 Fund - Class R2 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2045 Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2045 Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2045 Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM Target Date 2045 Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
PGIM Target Date 2045 Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
PGIM Target Date 2045 Fund - Class R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2045 Fund - Class R3 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2045 Fund - Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2045 Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2045 Fund - Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM Target Date 2045 Fund - Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
PGIM Target Date 2045 Fund - Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
PGIM Target Date 2045 Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2045 Fund - Class R4 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2045 Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2045 Fund - Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2045 Fund - Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM Target Date 2045 Fund - Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
PGIM Target Date 2045 Fund - Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
PGIM Target Date 2045 Fund - Class R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2045 Fund - Class R5 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2045 Fund - Class R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2045 Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2045 Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
PGIM Target Date 2045 Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
PGIM Target Date 2045 Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
PGIM Target Date 2045 Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2045 Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2045 Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2050 Fund - Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2050 Fund - Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Target Date 2050 Fund - Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
PGIM Target Date 2050 Fund - Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
PGIM Target Date 2050 Fund - Class R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2050 Fund - Class R1 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2050 Fund - Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2050 Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2050 Fund - Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Target Date 2050 Fund - Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
PGIM Target Date 2050 Fund - Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
PGIM Target Date 2050 Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2050 Fund - Class R2 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2050 Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2050 Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2050 Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Target Date 2050 Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
PGIM Target Date 2050 Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
PGIM Target Date 2050 Fund - Class R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2050 Fund - Class R3 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2050 Fund - Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2050 Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2050 Fund - Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Target Date 2050 Fund - Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
PGIM Target Date 2050 Fund - Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
PGIM Target Date 2050 Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2050 Fund - Class R4 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2050 Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2050 Fund - Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2050 Fund - Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Target Date 2050 Fund - Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
PGIM Target Date 2050 Fund - Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
PGIM Target Date 2050 Fund - Class R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2050 Fund - Class R5 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2050 Fund - Class R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2050 Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2050 Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Target Date 2050 Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
PGIM Target Date 2050 Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
PGIM Target Date 2050 Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2050 Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2050 Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2055 Fund - Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2055 Fund - Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Target Date 2055 Fund - Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
PGIM Target Date 2055 Fund - Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
PGIM Target Date 2055 Fund - Class R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Target Date 2055 Fund - Class R1 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date 2055 Fund - Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date 2055 Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2055 Fund - Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Target Date 2055 Fund - Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
PGIM Target Date 2055 Fund - Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
PGIM Target Date 2055 Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Target Date 2055 Fund - Class R2 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date 2055 Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date 2055 Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2055 Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Target Date 2055 Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
PGIM Target Date 2055 Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
PGIM Target Date 2055 Fund - Class R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Target Date 2055 Fund - Class R3 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date 2055 Fund - Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date 2055 Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2055 Fund - Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Target Date 2055 Fund - Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
PGIM Target Date 2055 Fund - Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
PGIM Target Date 2055 Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Target Date 2055 Fund - Class R4 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date 2055 Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date 2055 Fund - Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2055 Fund - Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Target Date 2055 Fund - Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
PGIM Target Date 2055 Fund - Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
PGIM Target Date 2055 Fund - Class R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Target Date 2055 Fund - Class R5 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date 2055 Fund - Class R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date 2055 Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2055 Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Target Date 2055 Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
PGIM Target Date 2055 Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
PGIM Target Date 2055 Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Target Date 2055 Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date 2055 Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date 2060 Fund - Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2060 Fund - Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Target Date 2060 Fund - Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
PGIM Target Date 2060 Fund - Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
PGIM Target Date 2060 Fund - Class R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2060 Fund - Class R1 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2060 Fund - Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2060 Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2060 Fund - Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Target Date 2060 Fund - Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
PGIM Target Date 2060 Fund - Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
PGIM Target Date 2060 Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2060 Fund - Class R2 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2060 Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2060 Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2060 Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Target Date 2060 Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
PGIM Target Date 2060 Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
PGIM Target Date 2060 Fund - Class R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2060 Fund - Class R3 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2060 Fund - Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2060 Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2060 Fund - Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Target Date 2060 Fund - Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
PGIM Target Date 2060 Fund - Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
PGIM Target Date 2060 Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2060 Fund - Class R4 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2060 Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2060 Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2060 Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Target Date 2060 Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
PGIM Target Date 2060 Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
PGIM Target Date 2060 Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2060 Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2060 Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2060 Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2060 Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Target Date 2060 Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
PGIM Target Date 2060 Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
PGIM Target Date 2060 Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2060 Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2060 Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2065 Fund - Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2065 Fund - Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Target Date 2065 Fund - Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM Target Date 2065 Fund - Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM Target Date 2065 Fund - Class R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2065 Fund - Class R1 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2065 Fund - Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2065 Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2065 Fund - Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Target Date 2065 Fund - Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM Target Date 2065 Fund - Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM Target Date 2065 Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2065 Fund - Class R2 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2065 Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2065 Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2065 Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Target Date 2065 Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM Target Date 2065 Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM Target Date 2065 Fund - Class R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2065 Fund - Class R3 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2065 Fund - Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2065 Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2065 Fund - Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Target Date 2065 Fund - Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM Target Date 2065 Fund - Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM Target Date 2065 Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2065 Fund - Class R4 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2065 Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2065 Fund - Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2065 Fund - Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Target Date 2065 Fund - Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM Target Date 2065 Fund - Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM Target Date 2065 Fund - Class R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2065 Fund - Class R5 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2065 Fund - Class R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2065 Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2065 Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Target Date 2065 Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM Target Date 2065 Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM Target Date 2065 Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2065 Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2065 Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2070 Fund - Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2070 Fund - Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Target Date 2070 Fund - Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM Target Date 2070 Fund - Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM Target Date 2070 Fund - Class R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2070 Fund - Class R1 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2070 Fund - Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2070 Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2070 Fund - Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Target Date 2070 Fund - Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM Target Date 2070 Fund - Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM Target Date 2070 Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2070 Fund - Class R2 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2070 Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2070 Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2070 Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Target Date 2070 Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM Target Date 2070 Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM Target Date 2070 Fund - Class R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2070 Fund - Class R3 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2070 Fund - Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2070 Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2070 Fund - Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Target Date 2070 Fund - Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM Target Date 2070 Fund - Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM Target Date 2070 Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2070 Fund - Class R4 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2070 Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2070 Fund - Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2070 Fund - Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Target Date 2070 Fund - Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM Target Date 2070 Fund - Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM Target Date 2070 Fund - Class R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2070 Fund - Class R5 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2070 Fund - Class R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2070 Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2070 Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Target Date 2070 Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM Target Date 2070 Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM Target Date 2070 Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Target Date 2070 Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2070 Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM 60/40 Allocation Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM 60/40 Allocation Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
PGIM 60/40 Allocation Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
PGIM 60/40 Allocation Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM 60/40 Allocation Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM 60/40 Allocation Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets
[2]	Less than 0.05%